Issued capital and reserves & Shareholders of Global Blue	6 Months Ended
Sep. 30, 2024
Disclosure of Issued Capital And Reserves [Abstract]
Issued capital and reserves & Shareholders of Global Blue	Issued Capital and Reserves
Number of shares authorized and issued

Number of shares authorized and issued	Six months ended September 30
	2024				2023
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance at April 1	210,317,792	17,684,377	22,023,529	250,025,698	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital by Global Blue Group Holding A.G.	—	—	1,101,176	1,101,176	—	—	847,059	847,059
Closing balance as of September 30	210,317,792	17,684,377	23,124,705	251,126,874	201,226,883	17,684,377	22,023,529	240,934,789

Number of shares authorized and issued	Three months ended September 30
	2024				2023
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of July 1	210,317,792	17,684,377	22,023,529	250,025,698	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital by Global Blue Group Holding A.G.	—	—	1,101,176	1,101,176	—	—	847,059	847,059
Closing balance as of September 30	210,317,792	17,684,377	23,124,705	251,126,874	201,226,883	17,684,377	22,023,529	240,934,789
During the three and six months ended September 30, 2024, 1,101,176 (847,059 during the three and six months ended September 30, 2023) series B preference shares, convertible into common shares, were issued in the Company and transferred to CK Opportunities Wolverine Sarl (“Certares”), in relation to the dividend-in-kind approved by the Company’s shareholders’ meeting on September 12, 2024.
Treasury shares

Six months ended September 30, 2024
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2024	10,743,091	236	10,743,327	108	3	111
Vested RSA shares	(423,234)	—	(423,234)	(4)	—	(4)
Acquisition of treasury shares as part of the buy-back program	126,610	—	126,610	1	—	1
Closing balance as of September 30, 2024	10,446,467	236	10,446,703	105	3	108

Three months ended September 30
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2024	10,743,091	236	10,743,327	108	3	111
Vested RSA shares	(423,234)	—	(423,234)	(4)	—	(4)
Acquisition of treasury shares as part of the buy-back program	126,610	—	126,610	1	—	1
Closing balance as of September 30, 2024	10,446,467	236	10,446,703	105	3	108
During the three and six months ended September 30, 2024, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Share Award program,628,045 ordinary shares vested, of which 423,234 were transferred to the corresponding employees out of the treasury shares and held in custody of Global Blue Group II GmbH.
In August 2024, the Board of Directors approved a share repurchase program of ordinary shares for an amount of up to USD 10 million over the next 6 months (the “buy-back program”), intending to cancel all repurchased shares at the end of this period. Within the framework of the buy-back program, during the three and six months ended September 30, 2024 126,610 ordinary shares were acquired by Global Blue Group Holding AG.

Six months ended September 30, 2023
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2023	11,371,136	236	11,371,372	(115)	(2)	(117)
Vested RSA shares	(628,045)	—	(628,045)	6	—	6
Closing balance as of September 30, 2023	10,743,091	236	10,743,327	(109)	(2)	(111)

Three months ended September 30, 2023
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2023	11,371,136	236	11,371,372	(115)	(2)	(117)
Vested RSA shares	(628,045)	—	(628,045)	6	—	6
Closing balance as of September 30, 2023	10,743,091	236	10,743,327	(109)	(2)	(111)
During the three and six months ended September 30, 2023, within the framework of the Company’s Management Incentive Plan, and more specifically under the Restricted Share Award program, 628,045 ordinary shares vested and transferred to the corresponding employees out of the treasury shares held in the custody of Global Blue Group II GmbH.

	Shareholders of Global Blue Group Holding AG
	as of September 30, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliate~~s~~ (1)	91,230,811	11,970,487	103,201,298	42.9%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	23,124,705	32,411,674	13.5%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,138,075	616,223	8,754,298	3.6%	516,317
Other Shareholders	22,890,947	158,294	23,049,241	9.6%	20,969,283
Total excl. instruments held by the Group	199,871,325	40,808,846	240,680,171	100.0%	30,735,950
Treasury shares	10,446,467	236	10,446,703		—
Total incl. instruments held by the Group	210,317,792	40,809,082	251,126,874		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes treasury shares